Vanguard® Real Estate II Index Fund
Schedule of Investments (unaudited)
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Equity Real Estate Investment Trusts (REITs) (91.9%)
Data Center REITs (9.4%)
	Equinix Inc.	623,327	536,529
	Digital Realty Trust Inc.	2,142,849	344,013
			880,542
Diversified REITs (2.0%)
	WP Carey Inc.	1,414,142	88,299
	Essential Properties Realty Trust Inc.	1,132,892	36,445
	Broadstone Net Lease Inc.	1,216,747	19,687
	Global Net Lease Inc.	1,271,886	9,603
	Alexander & Baldwin Inc.	468,198	8,044
	Empire State Realty Trust Inc. Class A	911,137	6,487
	American Assets Trust Inc.	315,550	5,910
	Gladstone Commercial Corp.	284,420	4,019
	Armada Hoffler Properties Inc.	515,894	3,493
	CTO Realty Growth Inc.	183,661	3,355
	One Liberty Properties Inc.	109,832	2,680
	NexPoint Diversified Real Estate Trust	223,901	786
			188,808
Health Care REITs (13.2%)
	Welltower Inc.	4,022,825	613,843
	Ventas Inc.	2,710,444	189,948
	Healthpeak Properties Inc.	4,518,813	80,615
	Alexandria Real Estate Equities Inc.	1,015,518	73,787
	Omega Healthcare Investors Inc.	1,743,642	68,089
	CareTrust REIT Inc.	1,210,480	35,431
	Healthcare Realty Trust Inc. Class A	2,172,815	33,744
	American Healthcare REIT Inc.	989,560	31,943
	Sabra Health Care REIT Inc.	1,527,617	27,268
	National Health Investors Inc.	293,565	22,214
[1]	Medical Properties Trust Inc.	3,492,333	19,278
	LTC Properties Inc.	291,574	10,459
	Sila Realty Trust Inc.	354,806	9,140
	Universal Health Realty Income Trust	84,687	3,236
	Global Medical REIT Inc.	411,345	3,184
	Community Healthcare Trust Inc.	183,274	3,130
	Diversified Healthcare Trust	1,094,823	2,474
			1,227,783
Hotel & Resort REITs (1.8%)
	Host Hotels & Resorts Inc.	4,513,048	63,724
	Ryman Hospitality Properties Inc.	367,735	32,342
	Apple Hospitality REIT Inc.	1,473,590	17,344
	Sunstone Hotel Investors Inc.	1,230,290	10,261
	DiamondRock Hospitality Co.	1,342,223	9,852
	Park Hotels & Resorts Inc.	928,714	9,231
	Xenia Hotels & Resorts Inc.	659,233	7,041
	Pebblebrook Hotel Trust	772,800	6,994
	RLJ Lodging Trust	989,559	6,937
	Summit Hotel Properties Inc.	704,036	2,865
	Chatham Lodging Trust	297,900	2,047
	Service Properties Trust	1,030,903	1,856
			170,494
Industrial REITs (9.8%)
	Prologis Inc.	5,983,082	611,471
	EastGroup Properties Inc.	319,703	52,246
	Rexford Industrial Realty Inc.	1,436,716	47,555
	First Industrial Realty Trust Inc.	854,682	40,666
	STAG Industrial Inc.	1,177,187	38,883
	Terreno Realty Corp.	644,078	36,281
	Americold Realty Trust Inc.	1,743,463	33,719
	Lineage Inc.	442,326	21,333
	LXP Industrial Trust	1,902,836	15,013
	Innovative Industrial Properties Inc.	183,195	9,949

		Shares	Market Value ($000)
	Plymouth Industrial REIT Inc.	264,582	3,934
			911,050
Multi-Family Residential REITs (8.5%)
	AvalonBay Communities Inc.	918,922	192,955
	Equity Residential	2,206,184	155,007
	Essex Property Trust Inc.	415,247	115,916
	Mid-America Apartment Communities Inc.	613,032	97,871
	UDR Inc.	2,024,837	84,800
	Camden Property Trust	689,070	78,416
	Independence Realty Trust Inc.	1,455,099	28,273
	Elme Communities	568,283	8,848
	Veris Residential Inc.	539,072	8,366
	Apartment Investment & Management Co. Class A	865,748	6,848
	Centerspace	106,944	6,455
	NexPoint Residential Trust Inc.	148,213	5,525
	BRT Apartments Corp.	73,017	1,130
			790,410
Office REITs (2.8%)
	BXP Inc.	969,683	61,798
	Vornado Realty Trust	1,046,292	36,913
	Cousins Properties Inc.	1,083,195	29,831
	SL Green Realty Corp.	463,818	24,401
	Kilroy Realty Corp.	725,112	22,848
	Highwoods Properties Inc.	685,455	19,494
	COPT Defense Properties	727,118	18,985
	Douglas Emmett Inc.	1,082,858	14,976
	JBG SMITH Properties	517,904	7,240
	Easterly Government Properties Inc. Class A	260,220	5,249
	Paramount Group Inc.	1,133,443	4,862
	Piedmont Office Realty Trust Inc. Class A	803,988	4,752
	Brandywine Realty Trust	1,107,902	4,387
*	NET Lease Office Properties	95,591	2,890
	Peakstone Realty Trust	236,797	2,726
	Hudson Pacific Properties Inc.	875,023	1,794
	Orion Properties Inc.	340,175	623
	Office Properties Income Trust	357,448	147
			263,916
Other Specialized REITs (6.8%)
	VICI Properties Inc. Class A	6,810,491	218,072
	Iron Mountain Inc.	1,895,826	169,999
	Gaming & Leisure Properties Inc.	1,772,445	84,829
	Lamar Advertising Co. Class A	568,049	64,650
	EPR Properties	488,898	24,196
	Millrose Properties Inc.	757,243	18,961
	Four Corners Property Trust Inc.	625,243	17,475
	Outfront Media Inc.	890,562	13,474
	Uniti Group Inc.	1,575,255	7,750
	Safehold Inc.	300,244	4,729
	Farmland Partners Inc.	295,195	2,970
	Gladstone Land Corp.	222,880	2,213
			629,318
Retail REITs (13.1%)
	Simon Property Group Inc.	2,107,709	331,711
	Realty Income Corp.	5,654,078	327,145
	Kimco Realty Corp.	4,354,877	87,010
	Regency Centers Corp.	1,114,027	80,410
	Agree Realty Corp.	668,934	51,916
	NNN REIT Inc.	1,211,461	49,803
	Brixmor Property Group Inc.	1,950,613	48,590
	Federal Realty Investment Trust	493,748	46,422
	Kite Realty Group Trust	1,419,508	30,732
	Phillips Edison & Co. Inc.	791,809	27,476
	Macerich Co.	1,605,312	23,534
	Tanger Inc.	714,271	22,507
	Acadia Realty Trust	772,952	14,763
	Urban Edge Properties	805,659	14,558
	Curbline Properties Corp.	610,099	13,965
	InvenTrust Properties Corp.	498,240	13,881

		Shares	Market Value ($000)
	Getty Realty Corp.	338,147	9,465
	NETSTREIT Corp.	527,997	8,591
	Whitestone REIT	277,527	3,619
	SITE Centers Corp.	304,111	3,601
	Alexander's Inc.	14,916	3,079
	Saul Centers Inc.	85,863	2,808
	CBL & Associates Properties Inc.	79,904	1,875
*,2	Spirit MTA REIT	257,871	23
			1,217,484
Self-Storage REITs (6.3%)
	Public Storage	1,018,557	306,005
	Extra Space Storage Inc.	1,369,398	200,644
	CubeSmart	1,460,646	59,405
	National Storage Affiliates Trust	467,938	17,407
			583,461
Single-Family Residential REITs (4.1%)
	Invitation Homes Inc.	3,760,149	128,559
	Sun Communities Inc.	747,772	93,045
	American Homes 4 Rent Class A	2,144,236	80,173
	Equity LifeStyle Properties Inc.	1,172,409	75,949
	UMH Properties Inc.	484,884	8,568
			386,294
Telecom Tower REITs (12.3%)
	American Tower Corp.	3,018,724	680,450
	Crown Castle Inc.	2,807,365	296,907
	SBA Communications Corp.	694,678	169,085
			1,146,442
Timber REITs (1.8%)
	Weyerhaeuser Co.	4,694,004	121,622
	Rayonier Inc.	914,732	22,374
	PotlatchDeltic Corp.	508,298	19,514
			163,510
Total Equity Real Estate Investment Trusts (REITs) (Cost $7,347,364)			8,559,512
Real Estate Management & Development (7.7%)
Diversified Real Estate Activities (0.2%)
	St. Joe Co.	264,364	11,188
*	Tejon Ranch Co.	129,040	2,185
	RMR Group Inc. Class A	102,067	1,498
			14,871
Real Estate Development (0.2%)
*	Howard Hughes Holdings Inc.	210,199	13,984
*	Forestar Group Inc.	130,979	2,523
			16,507
Real Estate Operating Companies (0.1%)
[1]	Landbridge Co. LLC Class A	97,666	7,076
	Kennedy-Wilson Holdings Inc.	709,834	4,543
*	Seritage Growth Properties Class A	219,464	649
			12,268
Real Estate Services (7.2%)
*	CBRE Group Inc. Class A	1,977,183	241,572
*	CoStar Group Inc.	2,722,610	201,936
*	Jones Lang LaSalle Inc.	306,400	69,678
*	Zillow Group Inc. Class C	1,025,408	69,041
*	Zillow Group Inc. Class A	357,626	23,596
*	Compass Inc. Class A	2,895,663	22,355
*	Cushman & Wakefield plc	1,482,522	13,891
	Newmark Group Inc. Class A	919,251	10,103
*	Redfin Corp.	800,955	7,617
	Marcus & Millichap Inc.	162,419	4,938
	eXp World Holdings Inc.	496,311	4,546
*	Opendoor Technologies Inc.	3,945,916	2,992
*	Anywhere Real Estate Inc.	639,213	2,212
			674,477
Total Real Estate Management & Development (Cost $690,967)			718,123

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[3,4]	Vanguard Market Liquidity Fund (Cost $46,846)	4.350%	468,529	46,848
Total Investments (100.1%) (Cost $8,085,177)				9,324,483
Other Assets and Liabilities—Net (-0.1%)				(7,393)
Net Assets (100%)				9,317,090
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,175.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $10,958 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Mid-America Apartment Communities Inc.	8/29/25	BANA	13,742	(4.337)	—	(574)
Mid-America Apartment Communities Inc.	8/29/25	BANA	10,055	(4.337)	—	(420)
Park Hotels & Resorts Inc.	1/30/26	GSI	3,884	(4.337)	85	—
Sun Communities Inc.	8/29/25	BANA	9,648	(4.337)	—	(279)
					85	(1,273)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,277,612	—	23	9,277,635
Temporary Cash Investments	46,848	—	—	46,848
Total	9,324,460	—	23	9,324,483

Derivative Financial Instruments
Assets
Swap Contracts	—	85	—	85
Liabilities
Swap Contracts	—	(1,273)	—	(1,273)